Short-Term Loans - Additional Information (Details)		1 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Aug. 06, 2019 CNY (¥)	Jul. 31, 2018 CNY (¥)
Short Term Debt [Line Items]
Short-term borrowings from bank			¥ 4,991,000	¥ 6,801,000		¥ 4,991,000		$ 1,042,299
Repayment of short term loan				17,808,000	$ 2,729,195	9,000,000	¥ 15,000,000
Other short-term borrowings				4,801,000
Short-Term Loan | Huanqiuyimeng
Short Term Debt [Line Items]
Short-term borrowings from bank				13,327,000					¥ 13,991,000
Repayment of short-term borrowings			9,000,000	16,318,000
Interest expense accrued			¥ 164,930	207,697
Short-term borrowings outstanding amount				¥ 2,000,000		¥ 4,991,000
Short-Term Loan | Huanqiuyimeng | Subsequent Event
Short Term Debt [Line Items]
Repayment of short term loan	¥ 2,000,000
4.35% Interest loan
Short Term Debt [Line Items]
Interest rate (as a percent)				4.35%				4.35%
Other short-term borrowings				¥ 3,000,000
Jack Huang | Commercial Loan Facility (the "Facility")
Short Term Debt [Line Items]
Term of commercial loan facility		3 years
Maximum borrowing capacity		¥ 15,000,000
ATA Education | Commercial Loan Facility (the "Facility")
Short Term Debt [Line Items]
Pledge agreement period		3 years
Interest rate (as a percent)		6.525%
Short-term borrowings from bank										¥ 15,000,000
Mr. Xiaofeng Ma
Short Term Debt [Line Items]
Other short-term borrowings				631,000
CEO of Muhua Shangce
Short Term Debt [Line Items]
Other short-term borrowings				¥ 1,260,000
CEO of Muhua Shangce | 2.00% Interest Loan
Short Term Debt [Line Items]
Interest rate (as a percent)				2.00%				2.00%
Other short-term borrowings				¥ 500,000
CEO of Muhua Shangce | No Interest
Short Term Debt [Line Items]
Other short-term borrowings				760,000
Mr. Xiaofeng Ma
Short Term Debt [Line Items]
Other short-term borrowings				500,000
Three Third Party Companies
Short Term Debt [Line Items]
Other short-term borrowings				900,000
CEO of Muhua Shangce and Three Third Party Companies
Short Term Debt [Line Items]
Repayment of other short-term borrowings				¥ 1,490,000